SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life

Items	Useful life
Motor vehicles	5-10 years
Office equipment	2-5 years
Production equipment	10 years

Schedule of changes to the opening balances of certain current assets accounts resulting from the adoption of the new guidance.

	June 30,	Impact of	July 1, 2018	July 1,
	2018	Adoption	(As adjusted)	2018
	RMB	RMB	RMB	U.S. Dollars
Inventories	¥7,972,115	¥(7,972,115)	¥—	$—
Other receivables	824,709	(824,709)	—	—
Purchase advances	5,334,829	(5,334,829)	—	—
Contract assets	—	14,131,653	14,131,653	2,057,968
Total contract assets	¥14,131,653	¥—	¥14,131,653	$2,057,968